Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000250407 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[1]
C000250407 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[1]
C000250407 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000250407 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
C000250407 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[1]
C000250407 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
C000224183 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[2]
C000224183 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[2]
C000224183 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[2]
C000224183 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[2]
C000224183 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[2]
C000224183 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[2]
C000029703 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[3]
C000029703 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[3]
C000029703 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
C000029703 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[3]
C000029703 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[3]
C000029703 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[3]
C000000500 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[4]
C000000500 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[4]
C000000500 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[4]
C000000500 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[4]
C000000500 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[4]
C000000500 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[4]
C000000499 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[5]
C000000499 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[5]
C000000499 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[5]
C000000499 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[5]
C000000499 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[5]
C000000499 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[5]
C000000495 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[6]
C000000495 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[6]
C000000495 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000000495 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[6]
C000000495 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[6]
C000000495 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[6]
C000000497 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[7]
C000000497 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[7]
C000000497 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[7]
C000000497 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[7]
C000000497 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[7]
C000000497 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[7]
C000000498 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[8]
C000000498 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[8]
C000000498 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[8]
C000000498 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[8]
C000000498 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[8]
C000000498 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[8]
C000000496 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[9]
C000000496 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[9]
C000000496 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
C000000496 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[9]
C000000496 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[9]
C000000496 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[9]
C000000503 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[10]
C000000503 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[10]
C000000503 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[10]
C000000503 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[10]
C000000503 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[10]
C000000503 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[10]
C000000505 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[11]
C000000505 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[11]
C000000505 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[11]
C000000505 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[11]
C000000505 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[11]
C000000505 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[11]
C000000504 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[12]
C000000504 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[12]
C000000504 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[12]
C000000504 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[12]
C000000504 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[12]
C000000504 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[12]
C000000502 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[13]
C000000502 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[13]
C000000502 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[13]
C000000502 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[13]
C000000502 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[13]
C000000502 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[13]
C000000506 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[14]
C000000506 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[14]
C000000506 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[14]
C000000506 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[14]
C000000506 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[14]
C000000506 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[14]
C000000507 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[15]
C000000507 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[15]
C000000507 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[15]
C000000507 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[15]
C000000507 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[15]
C000000507 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[15]
C000029704 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[16]
C000029704 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[16]
C000029704 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[16]
C000029704 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[16]
C000029704 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[16]
C000029704 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[16]
C000224185 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[17]
C000224185 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[17]
C000224185 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[17]
C000224185 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[17]
C000224185 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[17]
C000224185 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[17]
C000029707 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[18]
C000029707 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[18]
C000029707 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[18]
C000029707 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[18]
C000029707 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[18]
C000029707 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[18]
C000000528 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[19]
C000000528 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[19]
C000000528 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[19]
C000000528 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[19]
C000000528 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[19]
C000000528 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[19]
C000000527 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[20]
C000000527 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[20]
C000000527 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[20]
C000000527 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[20]
C000000527 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[20]
C000000527 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[20]
C000000523 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[21]
C000000523 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[21]
C000000523 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[21]
C000000523 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[21]
C000000523 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[21]
C000000523 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[21]
C000000525 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[22]
C000000525 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[22]
C000000525 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[22]
C000000525 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[22]
C000000525 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[22]
C000000525 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[22]
C000000526 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[23]
C000000526 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[23]
C000000526 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[23]
C000000526 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[23]
C000000526 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[23]
C000000526 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[23]
C000000524 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[24]
C000000524 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[24]
C000000524 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[24]
C000000524 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[24]
C000000524 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[24]
C000000524 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[24]

[1]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[2]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[3]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[4]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[5]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[6]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[7]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[8]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[9]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[10]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[11]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[12]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[13]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[14]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[15]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[16]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[17]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[18]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[19]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[20]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[21]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[22]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[23]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[24]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.